Receivables, Net (Receivable From Various Parties) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (0.9)	$ (0.3)
Receivables, net	78.0	83.8
Retail outlet gift card sales
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	47.1	39.6
Landlord allowances due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	12.9	22.5
Miscellaneous
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 18.9	$ 22.0